Taxes (Details 1)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(8.00%)	(10.00%)	(10.00%)
Permanent difference and others		(1.00%)	2.00%	1.00%
Changes of deferred tax assets valuation allowances		35.00%	17.00%	0.00%
Total		51.00%	34.00%	16.00%

[1]	Three of the Company’s subsidiaries, Tantech Bamboo, Shangchi Automobile and Tantech Energy are subject to tax rate of 15%.